The Nature of Expenses	12 Months Ended
Dec. 31, 2024
The Nature of Expenses
The Nature of Expenses

Note 30.  The Nature of Expenses

(a)	Depreciation of property, plant and equipment

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Recognized in cost of revenues	$5,586	4,680	7,174
Recognized in operating expenses	14,378	15,248	14,847
	$19,964	19,928	22,021

(b)	Amortization of intangible assets

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Recognized in cost of revenues	$93	72	57
Recognized in operating expenses	1,285	322	276
	$1,378	394	333

(c)	Employee benefits expense

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Salary	$142,564	125,813	115,626
Labor and health insurance	7,421	7,548	7,472
Pension	6,527	6,588	6,753
Others	6,431	6,545	6,674
	$162,943	146,494	136,525

Employee benefits expense summarized by function
Recognized in cost of revenues	$6,273	4,515	4,898
Recognized in operating expenses	156,670	141,979	131,627
	$162,943	146,494	136,525